Balance Sheet Accounts and Supplemental Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Balance Sheet Accounts and Supplemental Disclosures [Abstract]
Schedule Of Property and Equipment
Property and equipment, net consist of the following:

(in thousands)	June 30, 2026	December 31, 2025
Laboratory equipment	$6,765	$6,723
Office furniture and equipment	1,583	1,583
Leasehold improvements(1)	—	203

Property and equipment, gross	8,348	8,509
Less: accumulated depreciation and amortization	(7,277)	(7,139)

Total property and equipment, net	$1,071	$1,370

(1)	All leasehold improvements remained with AnaptysBio as part of the Spin-Off.

Property and equipment consist of the following:

(in thousands)	December 31, 2025	December 31, 2024
Laboratory equipment	$6,723	$6,715
Office furniture and equipment	1,583	1,530
Leasehold improvements	203	203

Property and equipment, gross	8,509	8,448
Less: accumulated depreciation and amortization	(7,139)	(6,599)

Total property and equipment, net	$1,370	$1,849

Schedule Of Accrued Expenses
Accrued expenses consist of the following:

(in thousands)	June 30, 2026	December 31, 2025
Accrued compensation and related expenses	$1,969	$10,636
Accrued professional fees and other expenses	1,067	3,156
Accrued research, development and manufacturing expenses	4,422	12,040

Total accrued expenses	$7,458	$25,832

Accrued expenses consist of the following:

(in thousands)	December 31, 2025	December 31, 2024
Accrued compensation and related expenses	$10,636	$7,419
Accrued professional fees and other expenses	3,156	737
Accrued research, development and manufacturing expenses	12,040	22,317

Total accrued expenses	$25,832	$30,473

Schedule Of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

(in thousands)	June 30, 2026	December 31, 2025
Receivable from AnaptysBio	$4,226	$—
Prepaid clinical development	2,470	2,851
Receivable from option exercises	848	29
Other current assets	2,183	1,882

Total prepaid expenses and other current assets	$9,727	$4,762